GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 196,585	$ 216,566	$ 221,892
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		67,953	69,125	75,881
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		16,780	19,560	17,605
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		58,128	65,192	73,030
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 53,724	$ 62,689	$ 55,376

[1]	Europe, the Middle East and Africa.